FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 10:	FAIR VALUE MEASUREMENTS

In accordance with ASC 820 "Fair Value Measurements and Disclosures", the Company measures its earn-out liability at fair value. Earn-out liability is classified within Level 3 as the valuation inputs are based on inputs that are unobservable.

The measurement of earn-out liability is based on of the revenues derived from two businesses acquired: Alvarion and OTI, over a period of two and seven years following the acquisition dates, respectively. During the year ended December 31, 2019, the Company had an adjustment through the statement of operations of $247.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2019
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	349	-	-	349
Total financial liability	$349	-	-	$349

	December 31, 2018
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	451	-	-	451
Total financial liability	$451	-	-	$451

(*)       Excluding liability in the amount of $611 and $566 for the year ended December 31, 2019 and 2018, respectively, to former CEO of Prevision related to the  acquisition agreement , which is not measured at fair value.